Risk Management - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Write off of receivables from customers		$ 275,000
(Decrease) Increase in credit losses allowance	$ 97,000	(287,000)	$ (293,000)
Net current asset	46,714,000	10,059,000
Receivables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Write off of receivables from customers	90,000	241,000
Foreign Exchange Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Average gains on basis of movements in non functional currency to functional currency by 10%	2,742,000	175,000	628,000
Average losses on basis of movements in non functional currency to functional currency by 10%	$ 1,194,000	262,000	120,000
Currency risk sensitivity factor rate	10.00%
Foreign Exchange Risk | USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Foreign exchange denominated net assets	$ 27,148,000
Foreign exchange denominated net liabilities	1,732,000
Foreign Exchange Risk | GBP
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Foreign exchange denominated net assets	11,819,000	2,597,000
Credit Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impairment on trade receivables	0	0
Write off of receivables from customers		275,000
(Decrease) Increase in credit losses allowance	$ (187,000)	$ 254,000	293,000
Provision allowance account for credit losses of financial assets			$ 180,000
Credit Risk | Customer One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of revenues	13.00%
Credit Risk | Customer Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of revenues	10.00%	20.00%	21.00%